Leases (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Summary of Movements in Leased Right of Use Assets

Movements in the leased Right of Use assets in 2022 are shown below:

	Buildings	Plant and machinery	Industrial equipment	Other tangible assets	Total
	(EUR thousand)
Cost
At January 1, 2021	17,969	8,691	330	9,002	35,992
Additions	1,549	278	16	1,268	3,111
Disposals	(1,437)	(199)	—	(19)	(1,655)
Exchange rate differences	885	25	—	50	960
At December 31, 2021	18,966	8,795	346	10,301	38,408
Additions	1,554	—	—	1,371	2,925
Disposals	(610)	—	—	(137)	(747)
Exchange rate differences	608	20	—	16	644
At December 31, 2022	20,518	8,815	346	11,551	41,230

Depreciation
At January 1, 2021	4,561	2,382	131	3,538	10,612
Depreciation charge for the year	2,579	1,546	71	2,006	6,202
Disposals	(1,308)	(26)	—	(3)	(1,337)
Exchange rate differences	207	3	—	31	241
At December 31, 2021	6,039	3,905	202	5,572	15,718
Depreciation charge for the year	2,658	1,553	72	2,041	6,324
Disposals	(131)	—	—	(87)	(218)
Exchange rate differences	109	3	—	5	117
At December 31, 2022	8,675	5,461	274	7,531	21,941

Net book value
At December 31, 2022	11,843	3,354	72	4,020	19,289
At December 31, 2021	12,927	4,890	143	4,729	22,690

Summary of Carrying Amounts of Lease Liabilities

Set out below are the carrying amounts of lease liabilities (included under interest-bearing loans and borrowings) and the movements during the period:

	2022	2021
	(EUR thousand)
At January 1	23,127	25,621
Additions	2,866	2,837
Accretion of interest	573	585
Payments	(6,595)	(6,498)
Early terminated contracts	(527)	(150)
Exchange rate difference	538	732
At December 31	19,982	23,127

Current	5,325	5,553
Non-current	14,657	17,574

Summary of Amounts Recognized in Profit or Loss

The following are the amounts recognized in profit or loss:

	For the year ended December 31,
	2022	2021	2020
	(EUR thousand)
Depreciation expense of Right of Use assets	6,325	6,202	5,956
Interest expense on lease liabilities	573	585	624
Expense relating to short-term leases	1,673	1,252	1,901
Expense relating to leases of low-value assets	3,968	5,180	3,744
Total amount recognized in profit or loss	12,539	13,219	12,225